Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of marketable securities commodities deposits derivative instruments and cash [abstract]
Commodities	$ 111	$ 111
Debt securities	9	2,741
Time deposits and short-term investments with original maturity more than 90 days	11,089	12,965
Derivative financial instruments	204	105
Total marketable securities, commodities, time deposits and derivative financial instruments	$ 11,413	$ 15,922